File Nos. 33-72046
                                                                     811-05618
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective Amendment No.                                   ( )
            Post-Effective Amendment No.          10                      (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
            Amendment No.    53                                           (X)

                      (Check appropriate box or boxes.)

     ALLIANZ LIFE VARIABLE ACCOUNT B
     -------------------------------
        (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     -----------------------------------------------
        (Name of Depositor)



     1750 Hennepin Avenue, Minneapolis, MN                    55403
     -------------------------------------------              -----
     (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
          Michael T. Westermeyer
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

It is proposed that this filing will become effective:


     _____     immediately upon filing pursuant to paragraph (b) of Rule 485
     _____     on (date) pursuant to paragraph (b)of Rule 485
     __X__     60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____     on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

     _____     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts



                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                                  Location
--------                                                  --------
                             PART A
Item 1.   Cover Page . . . . . . . . . . . . . . . . . .  Cover Page

Item 2.   Definitions .  . . . . . . . . . . . . . . . .  Index of Terms

Item 3.   Synopsis or Highlights.  . . . . . . . . . . .  Summary

Item 4.   Condensed Financial Information. . . . . . . .  Appendix - Condensed
                                                          Financial Information

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . .  The Separate Account;
                                                          Allianz Life; Invest-
                                                          ment Options

Item 6.   Deductions. . . . . . . . .. . . . . . . . . .  Expenses

Item 7.   General Description of Variable
          Annuity Contracts . . . . . . . . . . . . . .   The Franklin Valuemark
                                                          II and Franklin
                                                          Valuemark III Variable
                                                          Annuity Contracts

Item 8.   Annuity Period. . .. . . . . . . . . . . . . .  Annuity Payments (the
                                                          Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .  Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . . . . . .  Access To Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . .  Taxes

Item 13.  Legal Proceedings. . . . . . . . . . . . . . .  Not Applicable

Item 14.  Table of Contents of the Statement of           Table of Contents of
          Additional Information. . . . . . . . . . . .   the Statement of
                                                          Additional Informa-
                                                          tion


                        CROSS REFERENCE SHEET (cont'd)
                            (Required by Rule 495)


Item No.                                                Location
--------                                                --------
                             PART B

Item 15.  Cover Page. . . . . . . . .. . . . . . . . .  Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . .  Table of Contents

Item 17.  General Information and History. . . . . . .  The Company

Item 18.  Services. . . . . . . . . . . . .. . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . .   Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . .   Distributor

Item 21.  Calculation of Performance Data. . . . . . .  Calculation of
                                                        Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements. . . . .  . . . . . . .  Financial Statements

                                 Part C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                     PART A



     THE FRANKLIN(R) VALUEMARK(R) II AND THE FRANKLIN(R) VALUEMARK(R) III
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


This prospectus describes the Franklin Valuemark II and the Franklin Valuemark III Variable Annuity Contracts, each with a Fixed Account (Contracts) offered by Allianz Life Insurance Company of North America (Allianz Life). All references to "we," "us" and "our" refer to Allianz Life. This prospectus describes two variable annuity contracts. All references to the Contract refer to both contracts except where noted otherwise.


The annuity offers the Variable Options listed below and the Fixed Account of Allianz Life. Each Variable Option invests in a Portfolio of the corresponding fund company listed below. You can select up to 10 investment choices for additional Purchase Payments you make (which includes any of the Variable Options and the Fixed Account). The Fixed Account and some of the Variable Options may not be available in your state.

VARIABLE OPTIONS:

AIM VARIABLE INSURANCE FUNDS, INC.:
Portfolio Seeking Capital Growth
AIM V.I. Growth Fund

THE ALGER AMERICAN FUND:
Portfolios Seeking Capital Growth
Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Portfolio Seeking Capital Preservation And Income
Franklin Money Market Fund

Portfolios Seeking Income
Franklin High Income Fund
Franklin U.S. Government Securities Fund
Franklin Zero Coupon Funds - 2000, 2005 and 2010
Templeton Global Income Securities Fund

Portfolios Seeking Growth And Income
Franklin Global Utilities Securities Fund*
Franklin Growth and Income Fund
Franklin Income  Securities Fund
Franklin Mutual Shares  Securities  Fund
Franklin Real Estate  Securities  Fund
Franklin  Rising Dividends Fund
Franklin Value  Securities Fund
Templeton Global Asset Allocation Fund

Portfolios Seeking Capital Growth
Franklin  Capital  Growth  Fund
Franklin  Global  Health Care  Securities  Fund
Franklin Mutual Discovery  Securities Fund
Franklin Natural Resources Securities Fund
Franklin S&P 500 Index Fund
Franklin  Small Cap Fund
Templeton  Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton  International Equity Fund
Templeton  International  Smaller  Companies Fund
Templeton  Pacific Growth Fund

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:
Portfolio Seeking Capital Growth
USAllianz VIP Growth Fund

Portfolios Seeking Growth and Income
USAllianz VIP Diversified Assets Fund
USAllianz VIP Intermediate Fixed Income Fund

* Effective November 15, 1999, Franklin Global Utilities Securities Fund's name will be changed to Franklin Global Communications Securities Fund.


Please read this prospectus before investing and keep it for future reference. It contains important information about the Franklin Valuemark II and the Franklin Valuemark III Variable Annuity Contracts each with a Fixed Account.


To learn more about the Contracts offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated October 25, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on Page __ of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at (800) 342-3863 or write us at: 1750 Hennepin Avenue, Minneapolis, Minnesota 55403-2195.


THE FRANKLIN VALUEMARK II AND FRANKLIN VALUEMARK III VARIABLE ANNUITY CONTRACTS:

O ARE NOT BANK DEPOSITS

O ARE NOT FEDERALLY INSURED

O ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

O ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


In the State of Oregon, all references to Franklin Valuemark II refer to Valuemark II and all references to Franklin Valuemark III refer to Valuemark III.

Dated: October 25, 1999

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Index of Terms                                      3


Summary                                             4

Fee Table                                           7

The Franklin Valuemark II
and the Franklin Valuemark III
Variable Annuity Contracts                         12
   Contract Owner                                  12
   Contingent Owner
(Franklin Valuemark II Contracts only)             12
   Joint Owner                                     12
   Annuitant                                       12
   Beneficiary                                     13
   Assignment                                      13

Annuity Payments (The Payout Phase)                13
   Annuity Options                                 13

Purchase                                           14
   Purchase Payments                               14
   Automatic Investment Plan                       14
   Allocation of Purchase Payments                 14
   Accumulation Units                              14

Investment Options                                 15
   Transfers                                       15
   Dollar Cost Averaging Program                   16
   Flexible Rebalancing                            17
   Voting Privileges                               17
   Substitution                                    17

Expenses                                           17
   Insurance Charges                               17
      Mortality and Expense Risk Charge            17
      Administrative Expense Charge                17
   Contract Maintenance Charge                     17

  Contingent Deferred Sales Charge                18
      Reduction or Elimination of the
Contingent Deferred Sales Charge                   18
   Transfer Fee                                    18
   Premium Taxes                                   18
   Income Taxes                                    19
   Portfolio Expenses                              19

Taxes                                              19
   Annuity Contracts in General                    19
   Qualified and Non-Qualified Contracts           19
   Multiple Contracts                              19
   Withdrawals - Non-Qualified Contracts           19
   Withdrawals - Qualified Contracts               20
   Withdrawals - Tax-Sheltered Annuities           20
   Diversification                                 20

Access to Your Money                               20
   Systematic Withdrawal Program                   21
   Minimum Distribution Program                    21
   Suspension of Payments or Transfers             21

Performance                                        21

Death Benefit                                      22
   Death of Contract Owner                         22
   Death of Annuitant                              23

Other Information                                  23
   Allianz Life                                    23
   Year 2000                                       23
   The Separate Account                            23
   Distribution                                    23
   Administration                                  24
   Financial Statements                            24

Table of Contents of the
Statement of Additional Information                24

Appendix                                           25

INDEX OF TERMS
-------------------------------------------------------------------------------


This prospectus is written in plain English. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.


                                      Page                               Page
Accumulation Phase                     12            Income Date          13
Accumulation Unit                      14            Joint Owner          12
Annuitant                              12            Non-Qualified        19
Annuity Options                        13            Payout Phase         13
Annuity Payments                       13            Portfolios           15
Annuity Unit                           14            Purchase Payment     14
Beneficiary                            13            Qualified            19
Contract                               12            Tax Deferral         19
Contract Owner                         12            Variable Option      12
Fixed Account                          12

SUMMARY
--------------------------------------------------------------------------------

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

The Variable Annuity Contract: The annuity contract offered by Allianz Life provides a means for investing on a tax-deferred basis in Variable Options and the Allianz Life Fixed Account for retirement savings or other long-term investment purposes. The Contract provides a guaranteed death benefit.

Annuity Payments: If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account, the available Variable Options or both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios.

Purchase: The Contracts are no longer available for sale. However, you can add $250 ($100 if you select the automatic investment plan) or more any time you like during the Accumulation Phase.

Investment Options: You can put your money in the Variable Options and/or you can invest in the Allianz Life Fixed Account. The investment returns on the Portfolios are not guaranteed. You can make or lose money. You can make transfers between investment choices.

Expenses: The Contracts have insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $30 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $100,000.

Allianz Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. Allianz Life also deducts an administrative charge which is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option.

If you take money out of the Contract, Allianz Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 5% in the first year and declines to 0% after 5 years for the Franklin Valuemark II Contract. For the Franklin Valuemark III Contract, the contingent deferred sales charge starts at 6% in the first year and declines to 0% after 5 years.

You can make 12 free transfers each year. After that, Allianz Life deducts $25 or 2% of the amount transferred, whichever is less, for each additional transfer.

There are also daily  investment  charges which range, on an annual basis,  from
 .49% to 1.41% of the average daily value of the Portfolio, depending upon the Portfolio.

Taxes: Your earnings are not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

Access to Your Money: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out.

Death Benefit: If you die before moving to the Payout Phase, the person you have chosen as a Beneficiary will receive a death benefit.

FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

Contract Owner Transaction Fees

Contingent Deferred Sales Charge*
(as a percentage of Purchase Payments)

                  FRANKLIN VALUEMARK II:           FRANKLIN VALUEMARK III:

              YEARS SINCE                            YEARS SINCE
               PURCHASE                               PURCHASE
               PAYMENT                CHARGE          PAYMENT             CHARGE
              ------------------------------         ---------------------------
                  0-1                   5%               0-1                6%
                  1-2                   5%               1-2                5%
                  2-3                   4%               2-3                4%
                  3-4                   3%               3-4                3%
                  4-5                  1.5%              4-5               1.5%
                  5+                    0%               5+                 0%

Transfer Fee**                  First 12 transfers in a Contract year are free.
                                Thereafter, the fee is $25 or 2% of the amount transferred, if less).Dollar Cost Averaging transfers and Flexible Rebalancing transfers are not counted.

CONTRACT MAINTENANCE CHARGE***  $30 per Contract per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge                   1.25%

Administrative Expense Charge                        .15%
                                                   -------
Total Separate Account Annual Expenses              1.40%

*Once each Contract year, you may make a partial withdrawal of up to 15% of the Purchase Payments you have made (less prior withdrawals) and no contingent deferred sales charge will be assessed. If you do not make a withdrawal in a Contract year, you may take that 15% in future years. See "Access to Your Money" for additional options.

**The Contract provides that if more than three transfers have been made in a Contract year, Allianz Life may deduct a transfer fee. Currently, Allianz Life permits you to make 12 free transfers each year. Market timing transfers may not be permitted.

***During the Accumulation Phase, the charge is waived if the value of your Contract or the Purchase Payments you have made (less withdrawals) is at least $100,000. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $100,000.


FUND ANNUAL EXPENSES
(as a percentage of the funds' average net assets)

See the accompanying fund prospectuses for more information.

                                                 Management
                                               and Portfolio           12b-1           Other         Total Annual
                                            Administration Fees1       Fees          Expenses          Expenses

AIM V.I. Growth Fund                                .64%                --             .08%              .72%
Alger American Growth Portfolio                     .75%                --             .04%              .79%
Alger American Leveraged AllCap Portfolio           .85%                --             .11% 2            .96%
Franklin Capital Growth Fund                        .75%                --             .02%              .77%
Franklin Global Health Care Securities Fund 3       .75%                --             .09%              .84%
Franklin Global Utilities Securities Fund 4         .47%                --             .03%              .50%
Franklin Growth and Income Fund                     .47%                --             .02%              .49%
Franklin High Income Fund                           .50%                --             .03%              .53%
Franklin Income Securities Fund                     .47%                --             .02%              .49%
Franklin Money Market Fund                          .51%                --             .02%              .53%
Franklin Mutual Discovery Securities Fund           .95%                --             .05%              1.00%
Franklin Mutual Shares Securities Fund              .74%                --             .03%              .77%
Franklin Natural Resources Securities Fund          .62%                --             .02%              .64%
Franklin Real Estate Securities Fund                .52%                --             .02%              .54%
Franklin Rising Dividends Fund                      .70%                --             .02%              .72%
Franklin S&P 500 Index Fund 5                       ___%                --             ___%              ___%
Franklin Small Cap Fund                             .75%                --             .02%              .77%
Franklin U.S. Government Securities Fund            .48%                --             .02%              .50%
Franklin Value Securities Fund 3                    .75%                --             .08%              .83%
Franklin Zero Coupon Fund - 2000                    .63%                --             .03%              .66%
Franklin Zero Coupon Fund - 2005                    .63%                --             .03%              .66%
Franklin Zero Coupon Fund - 2010                    .62%                --             .04%              .66%
Templeton Developing Markets Equity Fund            1.25%               --             .16%              1.41%
Templeton Global Asset Allocation Fund              .80%                --             .04%              .84%
Templeton Global Growth Fund                        .83%                --             .05%              .88%
Templeton Global Income Securities Fund             .57%                --             .06%              .63%
Templeton International Equity Fund                 .80%                --             .08%              .88%
Templeton International Smaller Companies Fund      1.00%               --             .10%              1.10%
Templeton Pacific Growth Fund                       .99%                --             .11%              1.10%
USAllianz VIP Diversified Assets Fund 5             ___%               ___%            ___%              ___%
USAllianz VIP Growth Fund 5                         ___%               ___%            ___%              ___%
USAllianz VIP Intermediate Fixed Income Fund 5      ___%               ___%            ___%              ___%
---------------------------------------------------------------------------------------------------------------------------

1. The Portfolio  Administration  Fee is a direct expense for the Franklin Global Health Care Securities Fund, the Franklin Mutual
Discovery  Securities  Fund, the Franklin Mutual Shares  Securities Fund, the Franklin Value Securities Fund, the Templeton Global
Asset  Allocation  Fund, and the Templeton  International  Smaller  Companies  Fund.  Other  Portfolios  pay for similar  services indirectly through the Management Fee. See the accompanying fund prospectuses for further information regarding these fees.

2. Other Expenses for the Alger American Leveraged AllCap Portfolio include 0.03% of interest expense.

3. The Franklin Global Health Care Securities  Fund and the Franklin Value  Securities Fund commenced  operations May 1, 1998. The expenses shown for these Portfolios are therefore estimated for 1999.

4. Effective November 15, 1999, Franklin Global Utilities Securities Fund's name will be changed to Franklin Global Communications
Securities Fund.

5. The Franklin S&P 500 Index Fund,  the USAllianz VIP  Diversified  Assets Fund, the USAllianz VIP Growth Fund, and the USAllianz
VIP Intermediate Fixed Income Fund commenced operations on October 25, 1999. The expenses shown for these Portfolios are therefore estimated for 1999.

EXAMPLES


o The examples on the following pages should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


o The $30 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o Premium taxes are not reflected in the tables. Premium taxes may apply.


o  For  additional  information,   see  "Expenses"  and  the  accompanying  fund
prospectuses.



FRANKLIN VALUEMARK II CONTRACTS:

You would pay the following  expenses on a $1,000  investment,  assuming a 5% annual  return on your money if you  surrender  your
Contract at the end of each time period:

                                                        1 Year           3 Years           5 Years         10 Years
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund                                      $__              $__              $___             $___
Alger American Growth Portfolio                           $__              $__              $___             $___
Alger American Leveraged AllCap Portfolio                 $__              $__              $___             $___
Franklin Capital Growth Fund                              $66             $ 93              $125             $260
Franklin Global Health Care Securities Fund*              $66             $ 95              $129             $267
Franklin Global Utilities Securities Fund                 $63             $ 85              $111             $232
Franklin Growth and Income Fund                           $63             $ 84              $111             $231
Franklin High Income Fund                                 $63             $ 86              $113             $235
Franklin Income Securities Fund                           $63             $ 84              $111             $231
Franklin Money Market Fund                                $63             $ 86              $113             $235
Franklin Mutual Discovery Securities Fund                 $68             $100              $137             $284
Franklin Mutual Shares Securities Fund                    $66             $ 93              $125             $260
Franklin Natural Resources Securities Fund                $64             $ 89              $119             $247
Franklin Real Estate Securities Fund                      $63             $ 86              $113             $236
Franklin Rising Dividends Fund                            $65             $ 91              $123             $255
Franklin S&P 500 Index Fund*                              $__              $__              $___             $___
Franklin Small Cap Fund                                   $66             $ 93              $125             $260
Franklin U.S. Government Securities Fund                  $63             $ 85              $111             $232
Franklin Value Securities Fund*                           $66             $ 95              $128             $266
Franklin Zero Coupon Fund - 2000                          $64             $ 90              $120             $249
Franklin Zero Coupon Fund - 2005                          $64             $ 90              $120             $249
Franklin Zero Coupon Fund - 2010                          $64             $ 90              $120             $249
Templeton Developing Markets Equity Fund                  $72             $112              $157             $324
Templeton Global Asset Allocation Fund                    $66             $ 95              $129             $267
Templeton Global Growth Fund                              $67             $ 96              $131             $272
Templeton Global Income Securities Fund                   $64             $ 89              $118             $246
Templeton International Equity Fund                       $67             $ 96              $131             $272
Templeton International Smaller Companies Fund            $69             $103              $142             $294
Templeton Pacific Growth Fund                             $69             $103              $142             $294
USAllianz VIP Diversified Assets Fund*                    $__              $__              $___             $___
USAllianz VIP Growth Fund*                                $__              $__              $___             $___
USAllianz VIP Intermediate Fixed Income Fund*             $__              $__              $___             $___

*Estimated


FRANKLIN VALUEMARK III CONTRACTS:

You would pay the following  expenses on a $1,000  investment,  assuming a 5% annual  return on your money if you  surrender  your
Contract at the end of each time period:

                                                        1 Year           3 Years           5 Years         10 Years
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund                                      $__              $__              $___             $___
Alger American Growth Portfolio                           $__              $__              $___             $___
Alger American Leveraged AllCap Portfolio                 $__              $__              $___             $___
Franklin Capital Growth Fund                              $74             $ 93              $125             $260
Franklin Global Health Care Securities Fund*              $75             $ 95              $129             $267
Franklin Global Utilities Securities Fund                 $71             $ 85              $111             $232
Franklin Growth and Income Fund                           $71             $ 84              $111             $231
Franklin High Income Fund                                 $72             $ 86              $113             $235
Franklin Income Securities Fund                           $71             $ 84              $111             $231
Franklin Money Market Fund                                $72             $ 86              $113             $235
Franklin Mutual Discovery Securities Fund                 $76             $100              $137             $284
Franklin Mutual Shares Securities Fund                    $74             $ 93              $125             $260
Franklin Natural Resources Securities Fund                $73             $ 89              $119             $247
Franklin Real Estate Securities Fund                      $72             $ 86              $113             $236
Franklin Rising Dividends Fund                            $74             $ 91              $123             $255
Franklin S&P 500 Index Fund*                              $__              $__              $___             $___
Franklin Small Cap Fund                                   $74             $ 93              $125             $260
Franklin U.S. Government Securities Fund                  $71             $ 85              $111             $232
Franklin Value Securities Fund*                           $75             $ 95              $128             $266
Franklin Zero Coupon Fund - 2000                          $73             $ 90              $120             $249
Franklin Zero Coupon Fund - 2005                          $73             $ 90              $120             $249
Franklin Zero Coupon Fund - 2010                          $73             $ 90              $120             $249
Templeton Developing Markets Equity Fund                  $80             $112              $157             $324
Templeton Global Asset Allocation Fund                    $75             $ 95              $129             $267
Templeton Global Growth Fund                              $75             $ 96              $131             $272
Templeton Global Income Securities Fund                   $73             $ 89              $118             $246
Templeton International Equity Fund                       $75             $ 96              $131             $272
Templeton International Smaller Companies Fund            $77             $103              $142             $294
Templeton Pacific Growth Fund                             $77             $103              $142             $294
USAllianz VIP Diversified Assets Fund*                    $__             $___              $___             $___
USAllianz VIP Growth Fund*                                $__             $___              $___             $___
USAllianz VIP Intermediate Fixed Income Fund*             $__             $___              $___             $___

*Estimated


FRANKLIN VALUEMARK II AND FRANKLIN VALUEMARK III CONTRACTS:

You would pay the  following  expenses on a $1,000  investment,  assuming a 5% annual return on your money if you do not surrender your Contract or if you apply the Contract value to an Annuity Option:

                                                        1 Year           3 Years           5 Years         10 Years
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                      $__              $__              $___             $___
Alger American Growth Portfolio                           $__              $__              $___             $___
Alger American Leveraged AllCap Portfolio                 $__              $__              $___             $___
Franklin Capital Growth Fund                              $23              $71              $121             $260
Franklin Global Health Care Securities Fund*              $24              $73              $125             $267
Franklin Global Utilities Securities Fund                 $20              $63              $108             $232
Franklin Growth and Income Fund                           $20              $62              $107             $231
Franklin High Income Fund                                 $21              $64              $109             $235
Franklin Income Securities Fund                           $20              $62              $107             $231
Franklin Money Market Fund                                $21              $64              $109             $235
Franklin Mutual Discovery Securities Fund                 $25              $78              $133             $284
Franklin Mutual Shares Securities Fund                    $23              $71              $121             $260
Franklin Natural Resources Securities Fund                $22              $67              $115             $247
Franklin Real Estate Securities Fund                      $21              $64              $110             $236
Franklin Rising Dividends Fund                            $23              $69              $119             $255
Franklin S&P 500 Index Fund*                              $__              $__              $___             $___
Franklin Small Cap Fund                                   $23              $71              $121             $260
Franklin U.S. Government Securities Fund                  $20              $63              $108             $232
Franklin Value Securities Fund*                           $24              $73              $124             $266
Franklin Zero Coupon Fund -2000                           $22              $68              $116             $249
Franklin Zero Coupon Fund -2005                           $22              $68              $116             $249
Franklin Zero Coupon Fund - 2010                          $22              $68              $116             $249
Templeton Developing Markets Equity Fund                  $29              $90              $153             $324
Templeton Global Asset Allocation Fund                    $24              $73              $125             $267
Templeton Global Growth Fund                              $24              $74              $127             $272
Templeton Global Income Securities Fund                   $22              $67              $114             $246
Templeton International Equity Fund                       $24              $74              $127             $272
Templeton International Smaller Companies Fund            $26              $81              $138             $294
Templeton Pacific Growth Fund                             $26              $81              $138             $294
USAllianz VIP Diversified Assets Fund*                    $__             $___              $___             $___
USAllianz VIP Growth Fund*                                $__             $___              $___             $___
USAllianz VIP Intermediate Fixed Income Fund*             $__             $___              $___             $___

*Estimated


See the Appendix for Accumulation Unit Values - Condensed Financial Information.

THE FRANKLIN VALUEMARK II AND
THE FRANKLIN VALUEMARK III
VARIABLE ANNUITY CONTRACTS

This prospectus describes two variable deferred annuity contracts, each with a Fixed Account which are issued by Allianz Life. The Contracts are no longer offered for sale. However, you can make additional Purchase Payments to your Contract.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least one month after we issue your Contract. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.


Your investment choices include Variable Options and the Fixed Account of Allianz Life. The Contract is called a variable annuity because you can choose among the Variable Options and, depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios. The Portfolios are designed to offer a better return than the Fixed Account. However, this is not guaranteed. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase from the variable annuity portion of the Contract also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.


The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Allianz Life for all deposits made within the twelve-month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Allianz Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Allianz Life. Allianz Life may change the terms of the Fixed Account in the future - please contact Allianz Life for the most current terms. If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

Contract Owner

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. The Contract Owner remains the Contract Owner after the Income Date. You may change Contract Owners (or Contingent Owners with respect to Franklin Valuemark II Contracts) at any time. This may be a taxable event. You should consult with your tax adviser before doing this.

Contingent Owner
(Franklin Valuemark II Contracts Only)

In Contracts containing Contingent Owner provisions, you can name a Contingent Owner. Any Contingent Owner must be the spouse of the other Contract Owner.

Joint Owner

In Contracts containing Joint Owner provisions, the Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (except in Pennsylvania). Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

With respect to Franklin Valuemark II Contracts, if a Contingent Owner is named, upon the death of the Contract Owner before the Income Date, the Contingent Owner, if any, becomes the designated Beneficiary and we will treat any other Beneficiary named as a contingent Beneficiary unless otherwise indicated.

Annuitant

The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. The Annuitant cannot be older than 85 years old when we issue a Contract. Joint Annuitants are allowed during the Payout Phase. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

Beneficiary

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

Assignment

You can transfer ownership (assign) the Contract at any time during your lifetime. Allianz Life will not be bound by the assignment until it receives the written notice of the assignment. Allianz Life will not be liable for any payment or other action it takes in accordance with the Contract before it receives notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. An assignment may be a taxable event.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.


ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------


You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month. The Income Date cannot be later than the month following the Annuitant's 85th birthday or 10 years (8 years in Pennsylvania) from the day we issue your Contract, if later. With respect to Franklin Valuemark II Contracts, if you do not select an Income Date, the Income Date will be the later of the Annuitant's 65th birthday (or 85th birthday for certain Contracts) or 10 years from the day we issue your Contract. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2, which provides a life annuity with 5 years of guaranteed payments.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payments will depend upon three things:

1) the value of your Contract in the Variable Option(s) on the Income Date,

2) the 5% assumed investment rate used in the annuity table for the Contract, and

3) the performance of the Variable Option(s) you selected.

If the actual performance exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option you want and that Allianz Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to the Contract Owner can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that was being paid when both were alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 5. Refund Life Annuity. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies and if the value of the Annuity Payments made is less than the value applied to the Annuity Option, then you will receive a refund as set forth in the Contract.


PURCHASE
-------------------------------------------------------------------------------

Purchase Payments


A Purchase Payment is the money you invest in the Contract. You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the Automatic Investment Plan). The maximum amount we will accept without our prior approval is $1 million. We reserve the right to decline any Purchase Payments. This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.


Automatic Investment Plan

The Automatic Investment Plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

Allocation of Purchase Payments


We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the Valuemark Service Center. A change will be effective for payments received on or after we receive your notice or instructions. Allianz Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in up to 10 investment choices for the additional Purchase Payments you make at any one time (which includes any of the Variable Options and the Allianz Life Fixed Account). In Washington, the Fixed Account is not available. We may change this in the future. However, we will always allow you to invest in at least five Variable Options.


If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Accumulation Units

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:


1. dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and 2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

Example:


On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Franklin Growth and Income Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.



INVESTMENT OPTIONS
------------------------------------------------------------------------------


The Contract offers Variable Options which invest in Portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. The Contract also offers a Fixed Account of Allianz Life. Additional Portfolios may be available in the future.

You should read the accompanying fund prospectuses (which are attached to this prospectus) carefully before investing.

AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust are the mutual funds underlying your Contract. Each Portfolio has its own investment objective.

The Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds) issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your Contract.

Investment advisers for each Portfolio are listed in the table below and are as follows: A I M Advisors, Inc., Allianz of America, Inc., Fred Alger Management, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Asset Management Ltd., Templeton Global Advisors Limited, and Templeton Investment Counsel, Inc. Certain advisers have retained one or more subadvisers to help them manage the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

The following is a list of the Portfolios available under the Contract:


AVAILABLE PORTFOLIOS                                                 INVESTMENT ADVISERS
------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC.:
Portfolio Seeking Capital Growth
AIM V.I. Growth Fund                                                 AIM Advisors, Inc.

THE ALGER AMERICAN FUND:
Portfolios Seeking Capital Growth
Alger American Growth Portfolio                                      Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio                            Fred Alger Management, Inc.

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:
Portfolio Seeking Capital Preservation And Income
Franklin Money Market Fund                                           Franklin Advisers, Inc.

Portfolios Seeking Income
Franklin High Income Fund                                            Franklin Advisers, Inc.
Franklin U.S. Government Securities Fund                             Franklin Advisers, Inc.
Franklin Zero Coupon Funds - 2000, 2005 and 2010                     Franklin Advisers, Inc
Templeton Global Income Securities Fund                              Franklin Advisers, Inc

Portfolios Seeking Growth And Income
Franklin Global Utilities Securities Fund *                          Franklin Advisers, Inc
Franklin Growth and Income Fund                                      Franklin Advisers, Inc
Franklin Income Securities Fund                                      Franklin Advisers, Inc
Franklin Mutual Shares Securities Fund                               Franklin Mutual Advisers, Inc.
Franklin Real Estate Securities Fund                                 Franklin Advisers, Inc
Franklin Rising Dividends Fund                                       Franklin Advisory Services, Inc.
Franklin Value Securities Fund                                       Franklin Advisory Services, Inc.
Templeton Global Asset Allocation Fund                               Templeton Global Advisors Limited

Portfolios Seeking Capital Growth
Franklin Capital Growth Fund                                         Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund                          Franklin Advisers, Inc.
Franklin Mutual Discovery Securities Fund                            Franklin Mutual Advisers, Inc.
Franklin Natural Resources Securities Fund                           Franklin Advisers, Inc.
Franklin S&P 500 Index Fund                                          Franklin Advisers, Inc.
Franklin Small Cap Fund                                              Franklin Advisers, Inc.
Templeton Developing Markets Equity Fund                             Templeton Asset Management Ltd.
Templeton Global Growth Fund                                         Templeton Global Advisors Limited
Templeton International Equity Fund                                  Franklin Advisers, Inc.
Templeton International Smaller Companies Fund                       Templeton Investment Counsel, Inc.
Templeton Pacific Growth Fund                                        Franklin Advisers, Inc.

USALLIANZ VARIABLE
INSURANCE PRODUCTS TRUST:
Portfolio Seeking Capital Growth
USAllianz VIP Growth Fund                                            Allianz of America, Inc.

Portfolios Seeking Growth and Income
USAllianz VIP Diversified Assets Fund                                Allianz of America, Inc.
USAllianz VIP Intermediate Fixed Income Fund                         Allianz of America, Inc.

* Effective November 15, 1999, Franklin Global Utilities Securities Fund's name will be changed to Franklin Global Communications Securities Fund.

Shares of the funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies, which may or may not be affiliated with Allianz Life. Certain funds may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Allianz Life may enter into certain arrangement under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services, which it provides to the portfolios.


Transfers

You can transfer money among the Variable Options and/or the Fixed Account. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 3 transfers every year without charge. However, currently Allianz Life permits you to make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Account and to or from any Variable Option. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. After the Income Date, if you selected a variable payout, you can make transfers. Allianz Life reserves the right to charge for transfers after the Income Date.

The following applies to any transfer:

1. The minimum amount which you can transfer is $1,000 or your entire value in the Variable Option and/or the Fixed Account, if less.

2. You cannot make a partial transfer if the value remaining in the Variable Option or the Fixed Account would be less than $1,000.

3. Your request for a transfer must clearly state which Variable Option(s) or the Fixed Account is involved in the transfer.

4. Your request for a transfer must clearly state how much the transfer is for.

5. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6. During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7. During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

8. During the Payout Phase, you cannot make a transfer if it would result in any Variable Option or the Fixed Account providing less than 10% of the annuity benefits under the Contract.

Allianz Life reserves the right at any time and without prior notice to any party to modify, terminate or suspend the transfer provisions above, subject to applicable state law.

You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless you instruct Allianz Life otherwise, we will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options. The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.


There are two Dollar Cost Averaging options. The first option is the Dollar Cost Averaging Fixed Option. It is available for additional Purchase Payments you make to your existing Contract. You may choose to dollar cost average over a 6 month or 12 month period. You will receive a special fixed rate guaranteed for one year by Allianz Life. Dollar cost averaging will take place over six or twelve months from the DCA Fixed Account into the target Portfolio of your choice. The required minimum investment is $6,000. The Dollar Cost Averaging Fixed Option may not be available in your state.


The second option is the Standard Dollar Cost Averaging Option. It requires a $3,000 minimum investment and participation for at least six months (or two quarters).

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect either program by properly completing the Dollar Cost Averaging form provided by Allianz Life.

Your participation in the program will end when any of the following occurs:

1. the number of desired transfers have been made;

2. you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

3. you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

4. the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

Flexible Rebalancing

Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers are done on calendar quarters only and will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day. We must receive a request to participate in the program by the 8th of the month for Flexible Rebalancing to begin that month. If you participate in Flexible Rebalancing, the transfers made under the program are not taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.

Voting Privileges


Allianz Life is the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Allianz Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.


Substitution

Allianz Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this. We may also limit further investment in a Variable Option if we deem the investment inappropriate.


EXPENSES
-------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

Insurance Charges

Each day, Allianz Life makes a deduction for its insurance charges. Allianz Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative expense charge.

MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Contract Maintenance Charge

Every year on the anniversary of the date when your Contract was issued, Allianz Life deducts $30 from your Contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract or Purchase Payments (less withdrawals) is at least $100,000 when the deduction for the charge is to be made, Allianz Life will not deduct this charge. Currently, Allianz Life also waives the charge during the Payout Phase if the value of your Contract at the Income Date is at least $100,000.

If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

Contingent Deferred Sales Charge

If you make a withdrawal, it may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Allianz Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. This charge reimburses Allianz Life for expenses associated with the promotion, sale and distribution of the Contracts.

For a partial withdrawal, we will deduct the charge from the amount remaining in the Contract, if sufficient. Otherwise, we will deduct it from the amount you withdraw. We will deduct the charge pro-rata from the Variable Options and/or the Fixed Account unless you instruct us otherwise. The charge may be different depending upon whether you own a Franklin Valuemark II Contract or a Franklin Valuemark III Contract. The charge is:

                  FRANKLIN VALUEMARK II:             FRANKLIN VALUEMARK III:

                  YEARS SINCE    CONTINGENT          YEARS SINCE     CONTINGENT
                  PURCHASE        DEFERRED           PURCHASE         DEFERRED
                  PAYMENT       SALES CHARGE         PAYMENT        SALES CHARGE
                  --------------------------         ---------------------------
                    0-1              5%                  0-1             6%
                    1-2              5%                  1-2             5%
                    2-3              4%                  2-3             4%
                    3-4              3%                  3-4             3%
                    4-5             1.5%                 4-5            1.5%
                    5+               0%                  5+              0%

However, after Allianz Life has had a Purchase Payment for 5 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Allianz Life treats withdrawals as coming from the oldest Purchase Payments first.

Note: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Free Withdrawal Amount. Once each Contract year, you can make a withdrawal of up to 15% of Purchase Payments you have made (less any prior withdrawals) and no contingent deferred sales charge will be deducted from the 15% you take out. If you make a withdrawal of more than the free withdrawal amount, it will be subject to the contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year. You may only carry over to the next year the full 15% if you do not make any withdrawal in a Contract year. Allianz Life does not assess the contingent deferred sales charge from Purchase Payments which have been held under the Contract for more than 5 years or as paid out as Annuity Payment.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. See "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE

Allianz Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Allianz Life. Allianz Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, Allianz Life may reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.

Transfer Fee

Prior to the Income Date, you can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not count in determining the transfer fee.

Allianz Life reserves the right to charge a fee for all transfers you make after the Income Date.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or you make a complete withdrawal. Allianz Life may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.

Income Taxes

Allianz Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.

Portfolio Expenses


There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the accompanying fund prospectuses.



TAXES
-------------------------------------------------------------------------------

NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Allianz Life has included additional information regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

Qualified and Non-Qualified Contracts

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

Multiple Contracts

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract, which is included in income, may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1. paid on or after the taxpayer reaches age 591/2;

2. paid after you die;

3. paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

4. paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5. paid under an immediate annuity; or

6. which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of withdrawals from Qualified Contracts is contained in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of Purchase Payments made by Contract Owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when a Contract
Owner:

1. reaches age 591/2;

2. leaves his/her job;

3. dies;

4. becomes disabled (as that term is defined in the Code); or

5. in the case of hardship. However, in the case of hardship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------

You can have access to the money in your Contract:

(1) by making a withdrawal (either a partial or a total withdrawal);

(2) by receiving Annuity Payments; or

(3) when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See "Expenses" for a discussion of the charges.)


Unless you instruct Allianz Life otherwise, a partial withdrawal will be made pro-rata from all the Variable Options and the Fixed Account you selected.


We will pay the amount of any withdrawal from the Variable  Options within seven
(7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the SAI.

Systematic Withdrawal Program

If the value of your Contract is at least $25,000, Allianz Life offers a program which provides automatic monthly or quarterly payments to you each year. The total systematic withdrawals which you can make each year without Allianz Life deducting a contingent deferred sales charge is limited to 9% of the value of your Contract. However, we may increase the 9% limit to allow you to make systematic withdrawals to meet the applicable minimum distribution requirements for Qualified Contracts. If you make withdrawals under this program, you may not also use the 15% free withdrawal amount that year. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see "Expenses." Allianz Life reserves the right to modify the eligibility rules of this program at any time without notice.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Minimum Distribution Program

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Allianz Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is less than $25,000, Allianz Life will make payments to you on an annual basis. If the value of your Contract is at least $25,000, Allianz Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

Suspension of Payments or Transfers

Allianz Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares are not reasonably practicable or Allianz Life cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


PERFORMANCE
--------------------------------------------------------------------------------


Allianz Life periodically advertises performance of the Variable Options. Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the Portfolios. It may not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures, which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios. Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the accompanying fund prospectuses for more information.


Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Portfolios.


DEATH BENEFIT
-------------------------------------------------------------------------------

Death of Contract Owner

If you die during the Accumulation Phase, Allianz Life will pay a death benefit to your Beneficiary (see below). No death benefit is paid if you die during the Payout Phase. We will determine the value of the death benefit as of the end of the business day we receive both due proof of death and a payment election at our Valuemark Service Center.

The value of the death benefit at the time we process the election option is guaranteed to be at least the larger of the surrender value or the guaranteed minimum death benefit (described below).

- The surrender value is the Contract value as of the end of the business day when we receive the written request for a withdrawal which is reduced by the sum of: (i) any applicable premium taxes which we have not previously deducted; (ii) any applicable contract maintenance charge; and (iii) any applicable contingent deferred sales charge.

- The guaranteed minimum death benefit will be the greater of (a) or (b) below:

   (a) the sum of all Purchase Payments you have made, less any withdrawals (and any contingent deferred sales charge paid on the withdrawals), increased by 5% each Contract anniversary prior to the earlier of your 81st birthday or the date of death.

   (b) the greatest sixth Contract anniversary value for Contract anniversaries prior to the earlier of your 81st birthday or the date of death. The sixth Contract anniversary value is equal to the Contract value on a sixth Contract anniversary, plus any Purchase Payments you have made since that anniversary, less the amount of any withdrawals (and applicable contingent deferred sales charges paid on the withdrawals) since that anniversary.

       On the earlier of your 81st birthday or the date of death and thereafter, the guaranteed minimum death benefit will only be increased by subsequent Purchase Payments and decreased by subsequent withdrawals (and applicable contingent deferred sales charges paid on the withdrawals).

If there are Joint Owners, the age of the oldest Owner will be used to determine the guaranteed minimum death benefit.

The Beneficiary may, at any time before the end of a sixty (60) day period after Allianz Life receives proof of death, elect the death benefit to be paid under one of the following options:

A. Lump sum payment of the death benefit. The value of the death benefit is equal to the greater of the guaranteed minimum death benefit or the surrender value as of the end of the business day we receive both due proof of death and a payment election. We will reduce any distribution of such death benefit by the sum of any applicable premium taxes, contract maintenance charges and contingent deferred sales charges.

B. The payment of the entire death benefit within 5 years of the date of the Contract Owner's death. We determine the value of the death benefit under Option B by comparing the guaranteed minimum death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, it will be the death benefit. We will reduce any distribution of such death benefit by the sum of any applicable premium taxes, contract maintenance charges and contingent deferred sales charges. If the guaranteed minimum death benefit is greater, it will be the death benefit. After the death benefit is calculated, it will be subject to market risk. We will not accept any additional Purchase Payments after the Contract Owner dies.

C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the date of death of the Contract Owner (see "Annuity Payments (The Payout Phase) - Annuity Options"). We determine the value of the death benefit under Option C by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. We will reduce any distribution of such death benefit by the sum of any applicable premium taxes, contract maintenance charges and contingent deferred sales charges. If the Contract value is greater, we will treat it as the death benefit. If the guaranteed minimum death benefit is greater, it will be the death benefit.

D. If the Beneficiary is your spouse, he/she can continue the Contract in his/her own name. We determine the value of the death benefit under Option D by comparing the guaranteed minimum death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, it will remain the Contract value. If the guaranteed minimum death benefit is greater, it will become the new Contract value. Any distribution to the new Contract Owner will be reduced by the sum of any applicable premium taxes, contract maintenance charges and contingent deferred sales charges.

Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner, as applicable, may elect to keep the Contract in force and become the new Contract Owner (if they are the spouse of the Contract Owner).

If the Beneficiary does not elect a payment option, we will make a single sum settlement at the end of the sixty (60) day period following the date we receive proof of death. We may delay paying a death benefit pending receipt of any applicable tax consents and/or forms from a state.

In the case of Joint Owners, if a Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. Joint Owners must be spouses (except in Pennsylvania).

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

Death of Annuitant

If the Annuitant, who is not a Contract Owner or Joint Owner, dies before the Income Date, you will become the Annuitant unless you designate a new Annuitant (subject to our underwriting rules then in effect). However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid at least as rapidly as they were being paid at the Annuitant's death.


OTHER INFORMATION
-------------------------------------------------------------------------------

Allianz Life

Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

Year 2000

Allianz Life has initiated programs to ensure that all of the computer systems utilized to provide services and administer policies will function properly in the year 2000. An assessment of the total expected costs specifically related to the year 2000 conversion has been completed. These costs are expensed as incurred and total costs are not expected to have a significant effect on Allianz Life's financial position or results of operations. Allianz Life believes it is taking steps that are reasonably designed to address the potential failure of computer systems used by its service providers and to ensure its year 2000 program is completed on a timely basis. There can be no assurance, however, that the steps taken by Allianz Life will be adequate to avoid any adverse impact.

The Separate Account

Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account) to hold the assets that underlie the Contracts, except assets allocated to the Fixed Account. The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in one class of shares of a Portfolio.

The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.

Distribution


NALAC Financial Plans, LLC (NFP), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of Allianz Life.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 6.0% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker-dealer to pay the broker-dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6.0% of Purchase Payments). In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). Commissions may be recovered from a broker-dealer if a withdrawal occurs within 12 months of a Purchase Payment.


Administration

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

Financial statements

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL
INFORMATION
-------------------------------------------------------------------------------

Insurance Company                                      2

Experts                                                2

Legal Opinions                                         2

Distributor                                            2

Reduction or Elimination of the
 Contingent Deferred Sales Charge                      2

Calculation of Performance Data                        2

Federal Tax Status                                     6

Annuity Provisions                                    11

Financial Statements                                  11

APPENDIX
-------------------------------------------------------------------------------

Condensed Financial Information

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.


The table on the following pages includes Accumulation Unit values for the periods indicated.


This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.



(NUMBER OF UNITS IN THOUSANDS)
                                                      FRANKLIN**FRANKLINFRANKLIN                           FRANKLIN
                                              FRANKLIN GLOBAL   GLOBAL   GROWTH  FRANKLINFRANKLIN FRANKLIN  MUTUAL
                                               CAPITALHEALTH CAREUTILITIES AND     HIGH   INCOME    MONEY  DISCOVERY
VARIABLE OPTIONS:                              GROWTHSECURITIESSECURITIESINCOME   INCOMESECURITIES MARKET SECURITIES
---------------------------------------------------------------------------------------------------------------------------
Period  Ended June 30, 1999
Unit value at  beginning of period
Unit value at end of period
Number of units outstanding at end of period
Year Ended Dec. 31, 1998
Unit value at beginning of period             $13.130  $10.000*$25.818  $24.551  $21.312 $25.065  $13.865  $11.983
Unit value at end of period                   $15.574 $10.610  $28.308  $26.226  $21.208 $25.122  $14.386  $11.226
Number of units outstanding at end of period    8,454     586   30,851   40,480   14,987  39,420   22,032    9,718
Year Ended Dec. 31, 1997
Unit value at beginning of period             $11.254      NA  $20.654  $19.490  $19.375 $21.708  $13.359  $10.180
Unit value at end of period                   $13.130      NA  $25.818  $24.551  $21.312 $25.065  $13.865  $11.983
Number of units outstanding at end of period    5,673      NA   39,623   46,962   18,871  49,812   20,982    9,940
Year Ended Dec. 31, 1996
Unit value at beginning of period             $10.000*     NA  $19.565  $17.310  $17.252 $19.785  $12.883  $10.000*
Unit value at end of period                   $11.254      NA  $20.654  $19.490  $19.375 $21.708  $13.359  $10.180
Number of units outstanding at end of period    3,722      NA   53,086   50,027   20,736  57,504   28,060    1,471
Year Ended Dec. 31, 1995
Unit value at beginning of period                  NA      NA  $15.104  $13.215  $14.608 $16.392  $12.354       NA
Unit value at end of period                        NA      NA  $19.565  $17.310  $17.252 $19.785  $12.883       NA
Number of units outstanding at end of period       NA      NA   66,669   46,893   18,756  59,309   31,040       NA
Year Ended Dec. 31, 1994
Unit value at beginning of period                  NA      NA  $17.319  $13.677  $15.155 $17.734  $12.066       NA
Unit value at end of period                        NA      NA  $15.104  $13.215  $14.608 $16.392  $12.354       NA
Number of units outstanding at end of period       NA      NA   70,082   35,695   15,679  56,569   39,437       NA
Year Ended Dec. 31, 1993
Unit value at beginning of period                  NA      NA  $15.889  $12.574  $13.278 $15.163  $11.932       NA
Unit value at end of period                        NA      NA  $17.319  $13.677  $15.155 $17.734  $12.066       NA
Number of units outstanding at end of period       NA      NA   84,217   24,719   11,787  38,967   10,247       NA
Year Ended Dec. 31, 1992
Unit value at beginning of period                  NA      NA  $14.821  $11.949  $11.583 $13.580  $11.742       NA
Unit value at end of period                        NA      NA  $15.889  $12.574  $13.278 $15.163  $11.932       NA
Number of units outstanding at end of period       NA      NA   39,387   17,144    4,780  11,397    6,951       NA
Year Ended Dec. 31, 1991
Unit value at beginning of period                  NA      NA  $12.062  $ 9.803  $ 9.026 $ 9.842  $11.288       NA
Unit value at end of period                        NA      NA  $14.821  $11.949  $11.583 $13.580  $11.742       NA
Number of units outstanding at end of period       NA      NA   16,188    9,671    1,923   4,472    5,682       NA
Year Ended Dec. 31, 1990
Unit value at beginning of period                  NA      NA  $12.010  $10.180  $10.021 $10.783  $10.637       NA
Unit value at end of period                        NA      NA  $12.062  $ 9.803  $ 9.026 $ 9.842  $11.288       NA
Number of units outstanding at end of period       NA      NA    6,300    5,356    1,056   3,011    5,768       NA
Period from Inception* to Dec. 31, 1989
Unit value at beginning of period                  NA      NA  $10.000  $10.000  $10.000 $10.000  $10.000       NA
Unit value at end of period                        NA      NA  $12.010  $10.180  $10.021 $10.783  $10.637       NA
Number of units outstanding at end of period      NA       NA     1,173    1,662     612    1,508   1,199       NA

(NUMBER OF UNITS IN THOUSANDS)
                                              FRANKLIN FRANKLINFRANKLIN                   FRANKLIN          FRANKLIN
                                               MUTUAL  NATURAL   REAL   FRANKLIN FRANKLIN  U.S.    FRANKLIN** ZERO
                                               SHARES RESOURCES ESTATE   RISING    SMALLGOVERNMENT    VALUE  COUPON
VARIABLE OPTIONS:                            SECURITIESSECURITIESSECURITIESDIVIDENDSCAP SECURITIES SECURITIES 2000
---------------------------------------------------------------------------------------------------------------------------
Period  Ended June 30, 1999
Unit value at  beginning of period
Unit value at end of period
Number of units outstanding at end of period
Year Ended Dec. 31, 1998
Unit value at beginning of period             $11.993 $11.559 $28.169  $20.074  $14.952 $17.947    $10.000* $19.512
Unit value at end of period                   $11.837 $ 8.505  $23.107  $21.165  $14.600 $19.014    $7.717   $20.684
Number of units outstanding at end of period   18,133   4,453    9,639   27,683   14,856  30,500       719     3,595
Year Ended Dec. 31, 1997
Unit value at beginning of period             $10.330 $14.467  $23.668  $15.303  $12.913 $16.650        NA   $18.475
Unit value at end of period                   $11.993 $11.559  $28.169  $20.074  $14.952 $17.947        NA   $19.512
Number of units outstanding at end of period   18,744   5,709   13,445   33,249   16,925  36,347        NA     4,523
Year Ended Dec. 31, 1996
Unit value at beginning of period             $10.000*$14.109  $18.073   $12.498 $10.146 $16.298        NA   $18.294
Unit value at end of period                   $10.330 $14.467  $23.668  $15.303  $12.913 $16.650        NA   $18.475
Number of units outstanding at end of period    2,613   6,998   12,757   35,569   12,784  44.598        NA     5,636
Year Ended Dec. 31, 1995
Unit value at beginning of period                  NA $13.979  $15.594  $ 9.769 $10.000* $13.835        NA   $15.373
Unit value at end of period                        NA $14.109  $18.073  $12.498  $10.146 $16.298        NA   $18.294
Number of units outstanding at end of period       NA   6,919   10,998   33,789    1,302  34,313        NA     6,066
Year Ended Dec. 31, 1994
Unit value at beginning of period                  NA $14.464  $15.369  $10.327       NA $14.698        NA   $16.717
Unit value at end of period                        NA $13.979  $15.594  $ 9.769       NA $13.835        NA   $15.373
Number of units outstanding at end of period       NA   8,285   11,645   28,778       NA  36,490        NA     4,953
Year Ended Dec. 31, 1993
Unit value at beginning of period                  NA $ 9.424  $13.095  $10.848       NA $13.586        NA   $14.595
Unit value at end of period                        NA $14.464  $15.369  $10.327       NA $14.698        NA   $16.717
Number of units outstanding at end of period       NA   4,685    5,589   26,256       NA  40,402        NA     3,787
Year Ended Dec. 31, 1992
Unit value at beginning of period                  NA $10.635  $11.848 $10.000*       NA $12.798        NA   $13.570
Unit value at end of period                        NA $ 9.424  $13.095  $10.848       NA $13.586        NA   $14.595
Number of units outstanding at end of period       NA   1,419    1,052    8,388       NA  25,054        NA     2,886
Year Ended Dec. 31, 1991
Unit value at beginning of period                  NA $10.387  $ 9.000       NA       NA $11.199        NA   $11.446
Unit value at end of period                        NA $10.635  $11.848       NA       NA $12.798        NA   $13.570
Number of units outstanding at end of period       NA     833      394       NA       NA  14,426        NA     2,012
Year Ended Dec. 31, 1990
Unit value at beginning of period                  NA $12.247  $10.368       NA       NA $10.427        NA   $10.961
Unit value at end of period                        NA $10.387  $ 9.000       NA       NA $11.199        NA   $11.446
Number of units outstanding at end of period       NA   1,015      200       NA       NA   5,450        NA     1,041
Period from Inception* to Dec. 31, 1989
Unit value at beginning of period                  NA $10.000  $10.000       NA       NA $10.000        NA   $10.000
Unit value at end of period                        NA $12.247  $10.368       NA       NA $10.427        NA   $10.961
Number of units outstanding at end of period       NA     167       57       NA       NA   1,102        NA       162

(NUMBER OF UNITS IN THOUSANDS)
                                           FRANKLINFRANKLIN TEMPLETON TEMPLETON         TEMPLETON
                                             ZERO    ZERO  DEVELOPING  GLOBAL  TEMPLETON GLOBAL TEMPLETONTEMPLETONTEMPLETON
                                            COUPON  COUPON   MARKETS    ASSET   GLOBAL   INCOMEINTERNAT'LINTERNAT'LPACIFIC
VARIABLE OPTIONS:                            2005    2010    EQUITY  ALLOCATION GROWTH SECURITIESEQUITYSMALLER COS.GROWTH
---------------------------------------------------------------------------------------------------------------------------
Period  Ended June 30, 1999
Unit value at  beginning of period
Unit value at end of period
Number of units outstanding at end of period
Year Ended Dec. 31, 1998
Unit value at beginning of period          $22.532   $24.740 $10.340  $13.786  $15.176  $16.957  $17.711 $10.825  $ 9.431
Unit value at end of period                $25.003   $27.920          $ 7.993  $13.589  $16.309  $17.905 $18.437  $ 9.364
$ 8.078
Number of units outstanding at end of period 2,635   2,582   15,989     4,056   34,226    6,976   44,256   1,533   10,669
Year Ended Dec. 31, 1997
Unit value at beginning of period          $20.517   $21.522 $11.487  $12.514  $13.560  $16.780  $16.081 $11.145  $14.932
Unit value at end of period                $22.532   $24.740 $10.340  $13.786  $15.176  $16.957  $17.711 $10.825  $ 9.431
Number of units outstanding at end of period 2,910    2,998  23,005     5,229   41,433    9,434   58,179   1,998   15,833
Year Ended Dec. 31, 1996
Unit value at beginning of period          $20.914  $22.431 $ 9.582   $10.591  $11.339  $15.522  $13.263$10.000*  $13.630
Unit value at end of period                $20.517  $21.522 $11.487   $12.514  $13.560  $16.781  $16.081 $11.145  $14.932
Number of units outstanding at end of period 3,579    3,297  22,423     4,104   40,327   11,857   64,375   1,388   22,061
Year Ended Dec. 31, 1995
Unit value at beginning of period          $16.096   $15.930 $ 9.454  $10.000* $10.201  $13.726  $12.161      NA  $12.802
Unit value at end of period                $20.914   $22.431 $ 9.582  $10.591  $11.339  $15.522  $13.263      NA  $13.630
Number of units outstanding at end of period 3,504    3,437  15,618     1,338   28,309   14,181   59,883      NA   22,483
Year Ended Dec. 31, 1994
Unit value at beginning of period          $18.050   $18.144 $10.000*      NA $10.000*  $14.650  $12.226      NA  $14.233
Unit value at end of period                $16.096   $15.930 $ 9.454       NA  $10.201  $13.726  $12.161      NA  $12.802
Number of units outstanding at end of period 2,780    2,589   9,774        NA   14,637   16,855   60,464      NA   27,231
Year Ended Dec. 31, 1993
Unit value at beginning of period          $14.975   $14.670     NA        NA       NA  $12.733  $ 9.642      NA  $ 9.761
Unit value at end of period                $18.050   $18.144     NA        NA       NA  $14.650  $12.226      NA  $14.233
Number of units outstanding at end of period 2,020    1,405      NA        NA       NA   13,054   24,026      NA   14,240
Year Ended Dec. 31, 1992
Unit value at beginning of period          $13.705   $13.482     NA        NA       NA  $12.962 $10.000*      NA $10.000*
 Unit value at end of period               $14.975   $14.670     NA        NA       NA  $12.733  $ 9.642      NA  $ 9.761
Number of units outstanding at end of period 1,090      849      NA        NA       NA    5,487    1,329      NA      534
Year Ended Dec. 31, 1991
Unit value at beginning of period          $11.545   $11.390     NA        NA       NA  $11.706       NA      NA       NA
Unit value at end of period                $13.705   $13.482     NA        NA       NA  $12.962       NA      NA       NA
Number of units outstanding at end of period   795    1,150      NA        NA       NA    2,979       NA      NA       NA
Year Ended Dec. 31, 1990
Unit value at beginning of period          $11.406   $11.486     NA        NA       NA  $10.813       NA      NA       NA
Unit value at end of period                $11.545   $11.390     NA        NA       NA  $11.706       NA      NA       NA
Number of units outstanding at end of period   406      581      NA        NA       NA    1,322       NA      NA       NA
Period from Inception* to Dec. 31, 1989
Unit value at beginning of period          $10.000   $10.000     NA        NA       NA  $10.000       NA      NA       NA
Unit value at end of period                $11.406   $11.486     NA        NA       NA  $10.813       NA      NA       NA
Number of units outstanding at end of period    86      194      NA        NA       NA      278       NA      NA       NA

 * Unit Value at inception was $10.00.

** The Franklin Global Health Care Securities and the Franklin Value Securities Variable Options commenced operations May 1, 1998.

Accumulation Unit Value at the inception was $10.00 for each Variable Option. Inception was 1/24/89 for the Franklin Growth and Income, Franklin High Income, Franklin Income Securities, Franklin Money Market, Franklin Natural Resources Securities, Franklin Real Estate Securities, Templeton Global Income Securities, and Franklin Global Utilities Securities Sub-Accounts; 3/14/89 for the Franklin U.S. Government Securities and the three Franklin Zero Coupon Sub-Accounts; 1/27/92 for the Franklin Rising Dividends, Templeton International Equity and Templeton Pacific Growth Sub-Accounts; 3/15/94 for the Templeton Developing Markets Equity and Templeton Global Growth Sub-Accounts; 5/1/95 for the Templeton Global Asset Allocation Sub-Account; 11/1/95 for the Franklin Small Cap Sub-Account; 5/1/96 for the Franklin Capital Growth and Templeton
International Smaller Companies Sub-Accounts; 11/8/96 for the Franklin Mutual Discovery Securities and Franklin Mutual Shares Securities Sub-Accounts; and 5/1/98 for the Franklin Global Health Care Securities and Franklin Value Securities Sub-Accounts. There are no Accumulation Unit Values shown for the AIM V.I. Growth, Alger American Growth, Alger American Leveraged AllCap, Franklin S&P 500 Index, USAllianz VIP Diversified Assets, USAllianz VIP Growth, and USAllianz VIP Intermediate Fixed Income Variable Options because they commenced operations as of the date of this prospectus and therefore had no assets as of June 30, 1999.

                                     PART B



                       STATEMENT OF ADDITIONAL INFORMATION

                FRANKLIN VALUEMARK II AND FRANKLIN VALUEMARK III
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                                October 25, 1999


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED OCTOBER 25, 1999, AND AS MAY BE AMENDED FROM TIME TO TIME.

Table of Contents

CONTENTS                                           PAGE
Company .........................................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Reduction or Elimination of the Contingent
 Deferred Sales Charge ..........................     2
Calculation of Performance Data .................     2
Federal Tax Status ..............................     6
Annuity Provisions ..............................    11
Financial Statements ............................    11























































                                                              VMII/III SAI 10/99

Company
--------------------------------------------------------------------------------

Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. On April 1, 1993, the Company changed its name from North American Life and Casualty Company to its present name. The Company is rated A+ (Superior) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

Experts
--------------------------------------------------------------------------------


The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Company as of and for the year ended December 31, 1998 included in this Statement of Additional Information have been audited by independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


Legal Opinions
--------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

Distributor
--------------------------------------------------------------------------------

NALAC Financial Plans, LLC, a wholly-owned subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.

Reduction or Elimination of the
Contingent Deferred Sales Charge
--------------------------------------------------------------------------------

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. The Contingent Deferred Sales Charge may be reduced or eliminated when the Contract is sold by an agent of the Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return
From time to time, the Company may advertise the performance data for the Variable Options (also known as Sub-Accounts) in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Variable Option over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the operating expenses of the underlying Portfolios and any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge ("Standardized Total Return"). The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                P (1 + T)n = ERV

where:

P = a hypothetical initial payment of $1,000;

T = average annual total return;

n = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. The Company may also advertise cumulative and total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Yield


The Franklin Money Market Sub-Account. The Company may advertise yield information for the Franklin Money Market Sub-Account. The Franklin Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Franklin Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge.


The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] -1.)

For the seven-day period ending on 12/31/98, the Money Market Sub-Account had a current yield of 3.38% and an effective yield of 3.44%.


Other Sub-Accounts. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Sub-Accounts. Each Sub-Account (other than the Franklin Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge) by the accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                           Yield = 2 [(a-b) + 1)6 - 1]
                                   -------------------
                                           cd

where:

a = net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account;

b = expenses accrued for the period (net of reimbursements, if applicable);

c = the average daily number of accumulation units outstanding during the period;

d = the maximum offering price per accumulation unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume that no Contingent Deferred Sales Charges have been deducted (see the Prospectus for information regarding the Contingent Deferred Sales Charge). The Company does not currently advertise yield information for any Sub-Account (other than the Franklin Money Market Sub-Account).


Performance Ranking

Total return information for the Sub-Accounts and the Portfolios may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.


Performance Information

Total returns reflect all aspects of a Sub-Account's return, including the automatic reinvestment by Allianz Life Variable Account B of all distributions and any change in a Sub-Account's value over the period.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio and are shown both with and without the deduction of the Contingent Deferred Sales
Charge and Contract Maintenance Charge. Past performance does not guarantee future results.

Standardized Total Return Franklin Valuemark II/III

Average Annual Total Return for the periods ended June 30, 1999: with Contingent Deferred Sales Charge and other charges

                                                            Franklin Valuemark II           Franklin Valuemark III
------------------------------------------------------------------------------------------------------------------------------------
                                                    Separate
                                                     Account
                                                    Inception    One     Five     Since      One     Five     Since
Sub-Account                                           Date      Year     Years  Inception    Year    Years  Inception
------------------------------------------------------------------------------------------------------------------------------------
Franklin Capital Growth                              5/1/96    14.27%       NA    17.33%   13.42%        NA   17.33%
Franklin Global Health Care Securities               5/1/98        NA       NA     2.63%       NA        NA    1.35%
Franklin Global Utilities Securities                1/24/89     5.29%   10.18%    10.97%    4.44%    10.18%   10.97%
Franklin Growth and Income                          1/24/89     2.48%   13.78%    10.11%    1.63%    13.78%   10.11%
Franklin High Income                                1/24/89    -4.83%    6.81%     7.78%   -5.68%     6.81%    7.78%
Franklin Income Securities                          1/24/89    -4.12%    7.07%     9.64%   -4.97%     7.07%    9.64%
Franklin Money Market+                              1/24/89    -0.59%    3.42%     3.64%   -1.44%     3.42%    3.64%
Franklin Mutual Discovery Securities                11/8/96   -10.67%       NA     4.44%  -11.52%        NA    4.44%
Franklin Mutual Shares Securities                   11/8/96    -5.65%       NA     7.11%   -6.50%        NA    7.11%
Franklin Natural Resources Securities               1/24/89   -30.77%  -10.30%    -1.70%  -31.62%   -10.30%   -1.70%
Franklin Real Estate Securities                     1/24/89   -22.32%    8.36%     8.72%  -23.17%     8.36%    8.72%
Franklin Rising Dividends                           1/27/92     1.09%   15.31%    11.34%    0.24%    15.31%   11.34%
Franklin Small Cap                                  11/1/95    -6.71%       NA    12.29%   -7.56%        NA   12.29%
Franklin U.S. Government Securities                 3/14/89     1.60%    5.13%     6.70%    0.75%     5.13%    6.70%
Franklin Value Securities                            5/1/98        NA       NA   -37.77%       NA        NA  -38.86%
Franklin Zero Coupon - 2000+                        3/14/89     1.66%    4.19%     7.62%    0.81%     4.19%    7.62%
Franklin Zero Coupon - 2005+                        3/14/89     6.62%    6.58%     9.73%    5.77%     6.58%    9.73%
Franklin Zero Coupon - 2010+                        3/14/89     8.51%    8.86%    10.97%    7.66%     8.86%   10.97%
Templeton Developing Markets Equity                 3/15/94   -27.05%       NA    -4.76%  -27.90%        NA   -4.76%
Templeton Global Asset Allocation                    5/1/95    -5.78%       NA     8.36%   -6.63%        NA    8.36%
Templeton Global Growth                             3/15/94     3.11%       NA    10.59%    2.26%        NA   10.59%
Templeton Global Income Securities                  1/24/89     1.24%    3.94%     5.96%    0.39%     3.94%    5.96%
Templeton International Equity                      1/27/92    -0.26%    8.42%     9.15%   -1.11%     8.42%    9.15%
Templeton International Smaller Companies            5/1/96   -17.84%       NA    -3.40%  -18.69%        NA   -3.40%
Templeton Pacific Growth                            1/27/92   -18.69%  -10.94%    -3.12%  -19.54%   -10.94%   -3.12%

The Global Health Care Securities and the Value Securities Sub-Accounts commenced operations on May 1, 1998.

The Franklin S&P 500, USAllianz VIP Diversified Assets, USAllianz VIP Growth, and USAllianz VIP Intermediate Fixed Income Sub-Accounts commenced operations on October 25, 1999.

+ Calculated with waiver of fees


Non-Standardized Total Return Franklin Valuemark II/III

Total Return for the periods ended June 30, 1999: without Contingent Deferred Sales Charge or Contract Maintenance Charge

                                                        Annual Total Return                 Cumulative Total Return
------------------------------------------------------------------------------------------------------------------------------------
                                          Separate
                                           Account
                                          Inception    One     Three     Five     Since     Three    Five     Since
Sub-Account                                 Date      Year     Years     Years  Inception   Years    Years  Inception
------------------------------------------------------------------------------------------------------------------------------------
Franklin Capital Growth                     5/1/96   18.62%        NA       NA    18.06%       NA        NA   55.74%
Franklin Global Health Care Securities      5/1/98       NA        NA       NA     9.27%       NA        NA    6.10%
Franklin Global Utilities Securities       1/24/89    9.64%    13.10%   10.33%    11.04%   44.69%    63.45%  183.08%
Franklin Growth and Income                 1/24/89    6.83%    14.86%   13.91%    10.19%   51.51%    91.76%  162.26%
Franklin High Income                       1/24/89   -0.48%     7.13%    6.95%     7.86%   22.93%    39.94%  112.08%
Franklin Income Securities                 1/24/89    0.23%     8.29%    7.21%     9.71%   26.97%    41.66%  151.22%
Franklin Money Market+                     1/24/89    3.76%     3.74%    3.58%     3.73%   11.66%    19.23%   43.86%
Franklin Mutual Discovery Securities       11/8/96   -6.32%        NA       NA     5.54%       NA        NA   12.26%
Franklin Mutual Shares Securities          11/8/96   -1.30%        NA       NA     8.18%       NA        NA   18.37%
Franklin Natural Resources Securities      1/24/89  -26.42%   -15.52%  -10.07%    -1.62%  -39.71%   -41.19%  -14.95%
Franklin Real Estate Securities            1/24/89  -17.97%     8.54%    8.50%     8.79%   27.85%    50.35%  131.07%
Franklin Rising Dividends                  1/27/92    5.44%    19.20%   15.43%    11.42%   69.35%   104.95%  111.65%
Franklin Small Cap                         11/1/95   -2.36%    12.90%       NA    12.69%   43.89%        NA   46.00%
Franklin U.S. Government Securities        3/14/89    5.95%     5.27%    5.28%     6.77%   16.67%    29.36%   90.14%
Franklin Value Securities                   5/1/98       NA        NA       NA   -32.13%       NA        NA  -22.83%
Franklin Zero Coupon - 2000+               3/14/89    6.01%     4.18%    4.35%     7.69%   13.07%    23.73%  106.84%
Franklin Zero Coupon - 2005+               3/14/89   10.97%     6.13%    6.73%     9.80%   19.55%    38.52%  150.03%
Franklin Zero Coupon - 2010+               3/14/89   12.86%     7.57%    9.00%    11.04%   24.47%    53.88%  179.20%
Templeton Developing Markets Equity        3/15/94  -22.70%    -5.87%       NA    -4.56%  -16.58%        NA  -20.07%
Templeton Global Asset Allocation           5/1/95   -1.43%     8.66%       NA     8.71%   28.30%        NA   35.89%
Templeton Global Growth                    3/15/94    7.46%    12.88%       NA    10.73%   43.83%        NA   63.09%
Templeton Global Income Securities         1/24/89    5.59%     4.88%    4.09%     6.04%   15.35%    22.22%   79.05%
Templeton International Equity             1/27/92    4.09%    11.60%    8.56%     9.23%   39.01%    50.80%   84.37%
Templeton International Smaller Companies   5/1/96  -13.49%        NA       NA    -2.43%       NA        NA   -6.36%
Templeton Pacific Growth                   1/27/92  -14.34%   -16.00%  -10.71%    -3.03%  -40.73%   -43.24%  -19.22%

The Global Health Care Securities and the Value Securities Sub-Accounts commenced operations on May 1, 1998.

The Franklin S&P 500, USAllianz VIP Diversified Assets, USAllianz VIP Growth, and USAllianz VIP Intermediate Fixed Income Sub-Accounts commenced operations on October 25, 1999.

+ Calculated with waiver of fees


Non-Standardized Total Return Franklin Valuemark III

Total Return for the periods ended June 30, 1999: with Contingent Deferred Sales Charge and other charges

                                                        Annual Total Return                 Cumulative Total Return
------------------------------------------------------------------------------------------------------------------------------------
                                          Separate
                                           Account
                                          Inception    One     Three     Five     Since     Three    Five     Since
Sub-Account                                 Date      Year     Years     Years  Inception   Years    Years  Inception
------------------------------------------------------------------------------------------------------------------------------------
Franklin Capital Growth                     5/1/96   13.42%        NA       NA    17.33%       NA        NA   53.20%
Franklin Global Health Care Securities      5/1/98       NA        NA       NA     1.35%       NA        NA    0.90%
Franklin Global Utilities Securities       1/24/89    4.44%    12.44%   10.18%    10.97%   42.14%    62.40%  181.38%
Franklin Growth and Income                 1/24/89    1.63%    14.21%   13.78%    10.11%   48.97%    90.69%  160.43%
Franklin High Income                       1/24/89   -5.68%     6.39%    6.81%     7.78%   20.43%    38.99%  110.59%
Franklin Income Securities                 1/24/89   -4.97%     7.57%    7.07%     9.64%   24.46%    40.68%  149.65%
Franklin Money Market+                     1/24/89   -1.44%     2.96%    3.42%     3.64%    9.15%    18.31%   42.69%
Franklin Mutual Discovery Securities       11/8/96  -11.52%        NA       NA     4.44%       NA        NA    9.76%
Franklin Mutual Shares Securities          11/8/96   -6.50%        NA       NA     7.11%       NA        NA   15.87%
Franklin Natural Resources Securities      1/24/89  -31.62%   -16.68%  -10.30%    -1.70%  -42.15%   -41.92%  -15.69%
Franklin Real Estate Securities            1/24/89  -23.17%     7.83%    8.36%     8.72%   25.37%    49.42%  129.52%
Franklin Rising Dividends                  1/27/92    0.24%    18.60%   15.31%    11.34%   66.80%   103.84%  110.53%
Franklin Small Cap                         11/1/95   -7.56%    12.23%       NA    12.29%   41.38%        NA   44.37%
Franklin U.S. Government Securities        3/14/89    0.75%     4.51%    5.13%     6.70%   14.15%    28.42%   88.80%
Franklin Value Securities                   5/1/98       NA        NA       NA   -38.86%       NA        NA  -28.03%
Franklin Zero Coupon - 2000+               3/14/89    0.81%     3.40%    4.19%     7.62%   10.55%    22.79%  105.48%
Franklin Zero Coupon - 2005+               3/14/89    5.77%     5.38%    6.58%     9.73%   17.02%    37.54%  148.47%
Franklin Zero Coupon - 2010+               3/14/89    7.66%     6.83%    8.86%    10.97%   21.93%    52.86%  177.47%
Templeton Developing Markets Equity        3/15/94  -27.90%    -6.80%       NA    -4.76%  -19.03%        NA  -20.86%
Templeton Global Asset Allocation           5/1/95   -6.63%     7.95%       NA     8.36%   25.79%        NA   34.27%
Templeton Global Growth                    3/15/94    2.26%    12.21%       NA    10.59%   41.30%        NA   62.10%
Templeton Global Income Securities         1/24/89    0.39%     4.11%    3.94%     5.96%   12.84%    21.29%   77.78%
Templeton International Equity             1/27/92   -1.11%    10.93%    8.42%     9.15%   36.49%    49.82%   83.42%
Templeton International Smaller Companies   5/1/96  -18.69%        NA       NA    -3.40%       NA        NA   -8.82%
Templeton Pacific Growth                   1/27/92  -19.54%   -17.17%  -10.94%    -3.12%  -43.17%   -43.98%  -19.73%

The Global Health Care Securities and the Value Securities Sub-Accounts commenced operations on May 1, 1998.

The Franklin S&P 500, USAllianz VIP Diversified Assets, USAllianz VIP Growth, and USAllianz VIP Intermediate Fixed Income Sub-Accounts commenced operations on October 25, 1999.

+ Calculated with waiver of fees


Non-Standardized Total Return Franklin Valuemark II

Total Return for the periods ended June 30, 1999: with Contingent Deferred Sales Charge and other charges

                                                        Annual Total Return                 Cumulative Total Return
------------------------------------------------------------------------------------------------------------------------------------
                                          Separate
                                           Account
                                          Inception    One     Three     Five     Since     Three    Five     Since
Sub-Account                                 Date      Year     Years     Years  Inception   Years    Years  Inception
------------------------------------------------------------------------------------------------------------------------------------
Franklin Capital Growth                     5/1/96   14.27%        NA       NA    17.33%       NA        NA   53.20%
Franklin Global Health Care Securities      5/1/98       NA        NA       NA     2.63%       NA        NA    1.75%
Franklin Global Utilities Securities       1/24/89    5.29%     12.4%   10.18%    10.97%   42.14%    62.40%  181.38%
Franklin Growth and Income                 1/24/89    2.48%    14.21%   13.78%    10.11%   48.97%    90.69%  160.43%
Franklin High Income                       1/24/89   -4.83%     6.39%    6.81%     7.78%   20.43%    38.99%  110.59%
Franklin Income Securities                 1/24/89   -4.12%     7.57%    7.07%     9.64%   24.46%    40.68%  149.65%
Franklin Money Market+                     1/24/89   -0.59%     2.96%    3.42%     3.64%    9.15%    18.31%   42.69%
Franklin Mutual Discovery Securities       11/8/96  -10.67%        NA       NA     4.44%       NA        NA    9.76%
Franklin Mutual Shares Securities          11/8/96   -5.65%        NA       NA     7.11%       NA        NA   15.87%
Franklin Natural Resources Securities      1/24/89  -30.77%   -16.68%  -10.30%    -1.70%  -42.15%   -41.92%  -15.69%
Franklin Real Estate Securities            1/24/89  -22.32%     7.83%    8.36%     8.72%   25.37%    49.42%  129.52%
Franklin Rising Dividends                  1/27/92    1.09%    18.60%   15.31%    11.34%   66.80%   103.84%  110.53%
Franklin Small Cap                         11/1/95   -6.71%    12.23%       NA    12.29%   41.38%        NA   44.37%
Franklin U.S. Government Securities        3/14/89    1.60%     4.51%    5.13%     6.70%   14.15%    28.42%   88.80%
Franklin Value Securities                   5/1/98       NA        NA       NA   -37.77%       NA        NA  -27.18%
Franklin Zero Coupon - 2000+               3/14/89    1.66%     3.40%    4.19%     7.62%   10.55%    22.79%  105.48%
Franklin Zero Coupon - 2005+               3/14/89    6.62%     5.38%    6.58%     9.73%   17.02%    37.54%  148.47%
Franklin Zero Coupon - 2010+               3/14/89    8.51%     6.83%    8.86%    10.97%   21.93%    52.86%  177.47%
Templeton Developing Markets Equity        3/15/94  -27.05%    -6.80%       NA    -4.76%  -19.03%        NA  -20.86%
Templeton Global Asset Allocation           5/1/95   -5.78%     7.95%       NA     8.36%   25.79%        NA   34.27%
Templeton Global Growth                    3/15/94    3.11%    12.21%       NA    10.59%   41.30%        NA   62.10%
Templeton Global Income Securities         1/24/89    1.24%     4.11%    3.94%     5.96%   12.84%    21.29%   77.78%
Templeton International Equity             1/27/92   -0.26%    10.93%    8.42%     9.15%   36.49%    49.82%   83.42%
Templeton International Smaller Companies   5/1/96  -17.84%        NA       NA    -3.40%       NA        NA   -8.82%
Templeton Pacific Growth                   1/27/92  -18.69%   -17.17%  -10.94%    -3.12%  -43.17%   -43.98%  -19.73%

The Global Health Care Securities and the Value Securities Sub-Accounts commenced operations on May 1, 1998.

The Franklin S&P 500, USAllianz VIP Diversified Assets, USAllianz VIP Growth, and USAllianz VIP Intermediate Fixed Income Sub-Accounts commenced operations on October 25, 1999.

+ Calculated with waiver of fees


The chart below shows  hypothetical  accumulation  unit performance based on the historical  performance of the AIM V.I.  Growth Fund, the Alger American  Growth
Fund and the Alger  American  Leveraged  AllCap Fund.  The  performance  figures assume that your Contract was invested in each of the Portfolios commencing from the inception date of the Portfolio. The performance figures in Column I reflect the deduction of the Mortality  and Expense Risk Charge,  Administrative  Charge
and the operating expenses of the Portfolios.  The performance figures in Column
II  reflect  the   deduction   of  the   Mortality   and  Expense  Risk  Charge,
Administrative  Charge, the Contract  Maintenance Charge, the operating expenses of the  Portfolios  and  assumes  that you make a  withdrawal  at the end of the period (and therefore the Contingent  Deferred Sales Charge is reflected).  Past performance does not guarantee future results.
Total Return for the periods ended June 30, 1999

                                          Column I                                        Column II
================================================================================================================================
                Portfolio       One         Three        Five      10 Years/      One         Three        Five     10 Years/
Portfolio       Inception      Year         Years       Years        Since        Year        Years       Years        Since
                   Date                                            Inception                                         Inception
--------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
AIM V.I.
Growth

Alger
AmericanGrowth

Alger
American
Leveraged
AllCap



You should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Federal Tax Status
--------------------------------------------------------------------------------

Note: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


The Company intends that all Portfolios underlying the Contracts will be managed
by  the  investment   advisers  in  such  a  manner  as  to  comply  with  these diversification requirements.


The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by
Other than Natural  Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.


Death  Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
(c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions) or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

a.  Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  Individual Retirement  Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 591/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. Pension and  Profit-Sharing  Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -
Qualified  Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered  Annuities -
Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 591/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account.

At the Income Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

3. The total dollar amount of each Variable  Annuity  variable payout is the sum
of  all  Sub-Account   Variable  Annuity  payments,   reduced  by  the  Contract
Maintenance Charge.

Annuity Unit Value

The value of an Annuity Unit for a Sub-Account is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:

1. is the net result of
a. the assets of the Sub-Account attributable to the Annuity Units; plus or minus
b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3. is the  number  of  Annuity  Units  outstanding  at the end of the  Valuation
Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Option value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.

Financial Statements
--------------------------------------------------------------------------------


The audited consolidated financial statements of the Company as of and for the year ended December 31, 1998, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1998 and the unaudited financial statements of the Separate Account as of and for the period ended June 30, 1999 are also included herein.

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

          The financial statements of the Company and the Variable Account will be filed by Amendment.


      b.  Exhibits

          1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (1)
          2.  Not Applicable
          3.  Principal Underwriter Agreement (3)
          4.  Individual Variable Annuity Contract (2)
          5.  Application for Individual Variable Annuity Contract (2)
          6.  (i)  Copy of Articles of Incorporation of the Company (1)
              (ii) Copy of the Bylaws of the Company (1)
          7.  Not Applicable
          8.  Form of Fund Participation Agreement (2)&(4)
          9.  Opinion and Consent of Counsel (4)
         10.  Independent Auditors' Consent (4)
         11.  Not Applicable
         12.  Not Applicable
         13.  Calculation of Performance Information (4)
         14.  Company Organizational Chart (3)
         27.  Not Applicable

 (1)Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Form N-4 electronically filed on October 24, 1995.
 (2)Incorporated by reference to Post-Effective Amendment No.3 to Registrant's Form N-4 electronically filed on April 18, 1996
 (3)Incorporated by reference to Post-Effective Amendment No.5 to Registrant's Form N-4 electronically filed on April 25, 1997
 (4)To be filed by Amendment.




Item 25.    Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal        Positions and Offices
Business Address          with Depositor
------------------        ---------------------
Lowell C. Anderson        Chairman of the Board, President,
1750 Hennepin Avenue      Chief Executive Officer and Director
Minneapolis, MN 55403

Herbert F. Hansmeyer      Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan       Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard G. Rupprecht  Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Edward J. Bonach          Executive Vice President, Chief Financial
1750 Hennepin Avenue      Officer and Treasurer
Minneapolis, MN 55403

Michael T. Westermeyer    Vice President, Corporate Legal Officer
1750 Hennepin Avenue      and Secretary
Minneapolis, MN 55403

Robert S. James           President-Individual Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking       President-Mass Marketing Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Paul M. Howman            Vice President, Underwriting
1750 Hennepin Avenue
Minneapolis, MN 55403

Rev. Dennis J. Dease      Director
c/o Univer of St.Thomas
Box AQU100
2115 Summit Avenue
St. Paul, MN 55105-1096

James R. Campbell         Director
c/o Norwest Corp.
Norwest Center
Sixth + Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt         Director
Wilmer, Cutler & Pickering
2445 M Street NW
Washington, DC 20037-1420


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company Organizational chart is incorporated by reference to Post-Effective Amendment No. 5 (File No. 811-05618)


Item 27.    Number of Contract Owners

As of July 30, 1999, there were 14,362 qualified Contract Owners and 33,498 non-qualified Contract Owners with Contracts in the separate account.


Item 28.    Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

    a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

         Allianz Life Variable Account A
         Preferred Life Variable Account C

     b. The following are the officers (managers) and directors (Board of Governors) of NALAC Financial Plans, LLC:


Name & Principal          Positions and Offices
Business Address          with Underwriter
----------------          ---------------------
Christopher H. Pinkerton  Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford        Chief Manager and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer    Secretary and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates          Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke       Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach          Governor
1750 Hennepin Avenue
Minneapolis, MN 55403


Item 30.    Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.    Management Services

Not Applicable

Item 32.    Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 19th day of August, 1999.



                                      ALLIANZ LIFE
                                      VARIABLE ACCOUNT B
                                      (Registrant)


                                      By:  ALLIANZ LIFE INSURANCE COMPANY
                                      OF NORTH AMERICA
                                      (Depositor)


                                      By:  /s/MICHAEL T. WESTERMEYER
                                           -------------------------



                                      ALLIANZ LIFE INSURANCE COMPANY
                                      OF NORTH AMERICA
                                      (Depositor)


                                      By:  /s/MICHAEL T. WESTERMEYER
                                           -------------------------



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title

Lowell C. Anderson*         Chairman of the Board,        08/19/99
Lowell C. Anderson          President and Chief
                            Executive Officer

Herbert F. Hansmeyer*       Director                      08/19/99
Herbert F. Hansmeyer

Michael P. Sullivan*        Director                      08/19/99
Michael P. Sullivan

Dr. Gerhard G. Rupprecht*   Director                      08/19/99
Dr. Gerhard G. Rupprecht

Edward J. Bonach*           Executive Vice President      08/19/99
Edward J. Bonach            and Chief Financial Officer

Rev. Dennis J. Dease*       Director                      08/19/99
Rev. Dennis J. Dease

James R. Campbell*          Director                      08/19/99
James R. Campbell

Robert M. Kimmitt*          Director                      08/19/99
Robert M. Kimmitt


                                   *By  Power of Attorney


                                    By:/s/MICHAEL T. WESTERMEYER
                                       -------------------------
                                          Attorney-in-Fact







                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO.   10

                                      TO

                                   FORM N-4

                       ALLIANZ LIFE VARIABLE ACCOUNT B






                              INDEX TO EXHIBITS



Exhibit                                                            Page

To be filed by Amendment